LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
SCHEDULE OF LEASE LIABILITIES

	2023	2022
	USD	USD
Within one year	64,296	107,945
Within a period of more than one year but not more than two years	41,440	39,394
Within a period of more than two years but not more than five years	92,532	26,119
	198,268	173,458
Less: Amount due for settlement with 12 months shown under current liabilities	(64,296)	(107,945)
Amount due for settlement after 12 months shown under non-current liabilities	133,972	65,513

SCHEDULE OF LEASE OBLIGATIONS	Lease obligations that are denominated in currencies other than the functional currencies of the relevant group entities are set out below:
	2023	2022
	USD	USD
EUR	42,459	54,727
CNY	131,076	62,289